Segment information - Schedule of segment information (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue		€ 485,031	€ 535,004	€ 361,465
Advertising spend		323,147	317,323	223,550
ROAS contribution		161,884	217,681	137,915
Costs and expenses:
Cost of revenue, including related party, excluding amortization	[1]	11,971	12,691	11,500
Other selling and marketing, including related party		22,492	24,701	25,646
Technology and content, including related party	[1],[2],[3]	49,020	54,921	52,374
General and administrative, including related party	[1],[2],[3]	38,726	60,852	38,208
Amortization of intangible assets	[2]	135	136	136
Goodwill and intangible assets impairment loss		196,127	184,642	0
Operating income/(loss)		(156,587)	(120,262)	10,051
Other income/(expense)
Interest expense		(12)	(51)	(389)
Interest income		5,213	622	174
Other, net		(478)	(556)	13,454
Total other income/(expense), net		4,723	15	13,239
Income (loss) before income taxes		(151,864)	(120,247)	23,290
Expense for income taxes		12,391	6,570	12,586
Income/(loss) before equity method investment		(164,255)	(126,817)	10,704
Loss from equity method investment		(221)	(401)	0
Net income/(loss)		(164,476)	(127,218)	10,704
Operating Segments | Developed Europe
Segment Reporting Information [Line Items]
Revenue		215,687	237,692	163,700
Advertising spend		147,713	149,823	106,984
ROAS contribution		67,974	87,869	56,716
Operating Segments | Americas
Segment Reporting Information [Line Items]
Revenue		176,404	216,406	140,143
Advertising spend		118,965	131,638	94,096
ROAS contribution		57,439	84,768	46,047
Operating Segments | Rest of World
Segment Reporting Information [Line Items]
Revenue		84,749	67,692	45,599
Advertising spend		56,469	35,862	22,470
ROAS contribution		28,280	31,830	23,129
Corporate & Eliminations
Segment Reporting Information [Line Items]
Revenue		8,191	13,214	12,023
Advertising spend		0	0	0
ROAS contribution		8,191	13,214	12,023
Referral revenue
Segment Reporting Information [Line Items]
Revenue		476,840	521,790	349,442
Referral revenue | Operating Segments | Developed Europe
Segment Reporting Information [Line Items]
Revenue		215,687	237,692	163,700
Referral revenue | Operating Segments | Americas
Segment Reporting Information [Line Items]
Revenue		176,404	216,406	140,143
Referral revenue | Operating Segments | Rest of World
Segment Reporting Information [Line Items]
Revenue		84,749	67,692	45,599
Referral revenue | Corporate & Eliminations
Segment Reporting Information [Line Items]
Revenue		0	0	0
Subscription revenue
Segment Reporting Information [Line Items]
Revenue		2,571	3,398	3,914
Subscription revenue | Operating Segments | Developed Europe
Segment Reporting Information [Line Items]
Revenue		0	0	0
Subscription revenue | Operating Segments | Americas
Segment Reporting Information [Line Items]
Revenue		0	0	0
Subscription revenue | Operating Segments | Rest of World
Segment Reporting Information [Line Items]
Revenue		0	0	0
Subscription revenue | Corporate & Eliminations
Segment Reporting Information [Line Items]
Revenue		2,571	3,398	3,914
Other revenue
Segment Reporting Information [Line Items]
Revenue		5,620	9,816	8,109
Other revenue | Operating Segments | Developed Europe
Segment Reporting Information [Line Items]
Revenue		0	0	0
Other revenue | Operating Segments | Americas
Segment Reporting Information [Line Items]
Revenue		0	0	0
Other revenue | Operating Segments | Rest of World
Segment Reporting Information [Line Items]
Revenue		0	0	0
Other revenue | Corporate & Eliminations
Segment Reporting Information [Line Items]
Revenue		€ 5,620	€ 9,816	€ 8,109

[1]

	Year ended December 31,
	2023	2022	2021
(1) Includes share-based compensation as follows:
Cost of revenue	€146	€198	€257
Selling and marketing	463	737	1,104
Technology and content	1,728	2,969	3,897
General and administrative	7,168	11,438	12,003

[2]

(2) Includes amortization as follows:
Amortization of internal use software costs included in selling and marketing	€—	€8	€98
Amortization of internal use software and website development costs included in technology and content	3,085	4,019	4,566
Amortization of internal use software costs included in general and administrative	—	104	313
Amortization of acquired technology included in amortization of intangible assets	135	136	136

[3]

(3) Includes related party expense as follows:
Selling and marketing	€94	€97	€111
Technology and content	1,618	541	48
General and administrative	63	1	—